Securitizations And Variable Interest Entities	6 Months Ended
Sep. 30, 2012
Securitizations and Variable Interest Entities

6. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura’s consolidated balance sheets, with the change in fair value reported within Revenue—Net gain on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the six and three months ended September 30, 2011, Nomura received cash proceeds from SPEs in new securitizations of ¥138 billion and ¥90 billion, respectively, and the amount of associated profit on sale was not significant. For the six and three months ended September 30, 2012, Nomura received cash proceeds from SPEs in new securitizations of ¥303 billion and ¥202 billion, respectively, and the amount of associated profit on sale was not significant. For the six and three months ended September 30, 2011, Nomura received debt securities issued by these SPEs with an initial value of ¥682 billion and ¥322 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥334 billion and ¥192 billion, respectively. For the six and three months ended September 30, 2012, Nomura received debt securities issued by these SPEs with an initial fair value of ¥824 billion and ¥430 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥451 billion and ¥258 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥3,782 billion and ¥4,065 billion as of March 31, 2012 and September 30, 2012, respectively. Nomura’s retained interests were ¥165 billion and ¥174 billion, as of March 31, 2012 and September 30, 2012, respectively. For the six and three months ended September 30, 2011, Nomura received cash flows of ¥6 billion and ¥3 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six and three months ended September 30, 2012, Nomura received cash flows of ¥11 billion and ¥5 billion, respectively, from the SPEs on the retained interests held in the SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥27 billion and ¥15 billion as of March 31, 2012 and September 30, 2012, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥172	¥—	¥172	¥169	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥172	¥2	¥174	¥171	¥3

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2012	September 30, 2012
Fair value of retained interests(1)	¥157	¥159
Weighted-average life (Years)	7.0	5.8
Constant prepayment rate	8.1%	9.6%
Impact of 10% adverse change	(1.3)	(4.4)
Impact of 20% adverse change	(2.4)	(6.9)
Discount rate	3.3%	3.3%
Impact of 10% adverse change	(3.7)	(3.5)
Impact of 20% adverse change	(7.1)	(5.3)

(1)	The sensitivity analysis covers the material retained interests held of ¥157 billion out of ¥165 billion as of March 31, 2012 and ¥159 billion out of ¥174 billion as of September 30, 2012.
Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura’s risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31, 2012	September 30, 2012
Assets
Trading assets
Equities	¥116	¥57
Debt securities	84	75
Mortgage and mortgage-backed securities	27	19
Long-term loans receivable	21	9

Total	¥248	¥160

Liabilities
Long-term borrowings	¥223	¥148

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured securities to investors by repackaging corporate convertible bonds, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these interim consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31, 2012	September 30, 2012
Consolidated VIE assets
Cash and cash equivalents	¥52	¥42
Trading assets
Equities	730	645
Debt securities	180	255
Mortgage and mortgage-backed securities	84	74
Investment trust funds and other	0	—
Derivatives	4	4
Private equity investments	1	1
Securities purchased under agreements to resell	7	2
Office buildings, land, equipment and facilities(1)	140	139
Other(1)	408	387

Total	¥1,606	¥1,549

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥4	¥3
Derivatives	38	16
Securities sold under agreements to repurchase	0	4
Borrowings
Short-term borrowings	—	—
Long-term borrowings	992	981
Other	35	30

Total	¥1,069	¥1,034

(1)	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

	Billions of yen
	September 30, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥46	¥—	¥46
Debt securities	163	—	163
Mortgage and mortgage-backed securities	2,255	—	2,255
Investment trust funds and other	226	—	226
Derivatives	0	—	15
Private equity investments	24	—	24
Loans
Short-term loans	7	—	7
Long-term loans	70	—	70
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	25

Total	¥2,796	¥—	¥2,836